Calvert VP EAFE International Index Portfolio
Investment Objective
The Portfolio seeks investment results that correspond to the total return performance of common stocks as represented by the MSCI EAFE Index .
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.

The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Calvert VP EAFE International Index Portfolio	Class I	Class F
Maximum sales charge (load) on purchases (as a % of offering price)	none	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Calvert VP EAFE International Index Portfolio		Class I	Class F
Management fees	[1]	0.42%	0.42%
Distribution and Service (12b-1) Fees		none	0.20%
Other expenses		0.31%	0.39%
Acquired fund fees and expenses		0.02%	0.02%
Total annual fund operating expenses		0.75%	1.03%
Less fee waiver and/or expense reimbursement	[2]	(0.25%)	(0.28%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement		0.50%	0.75%
[1]	Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.
[2]	Calvert Research and Management ("CRM " or the "Adviser ") has agreed to reimburse the Portfolio's expenses to the extent that Total Annual Fund Operating Expenses exceed 0.48% for Class I shares and 0.73% for Class F shares. This expense reimbursement will continue through April 30, 2018. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year. The contractual administrative fee is 0.12%. The Adviser has agreed to contractually waive 0.02% of the administrative fee through April 30, 2018.

Example.

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Portfolio for the time periods indicated and then either redeem or hold your shares at the end of those periods;

• your investment has a 5% return each year;

• the Portfolio’s operating expenses remain the same; and

• any expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - Calvert VP EAFE International Index Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	51	215	392	907
Class F	77	300	541	1,234

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 22 % of its portfolio’s average value.

Principal Investment Strategies

The Portfolio seeks to track the total return of the securities composing the MSCI EAFE Index (“MSCI EAFE” or the “Index”), taking into consideration redemptions, sales of additional shares, and other adjustments described below.  Under normal circumstances, the Portfolio will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments (described above) with economic characteristics similar to the stocks represented in the Index.  The Portfolio will provide shareholders with at least 60 days’ notice before changing this 80% policy.

Effective June 30, 2017, the foregoing 80% policy is replaced with the following:  The Portfolio will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in stocks represented in the MSCI EAFE Index. The Portfolio will provide shareholders with at least 60 days’ notice before changing this 80% policy.

The Index is a widely accepted benchmark of international stock performance that emphasizes the stocks of companies in major markets in Europe, Australia and Asia (including the Far East). As of December 31, 2016 , the market capitalization of the Index companies ranged from $ 1.1 billion to $ 223.7 billion with a weighted average level of $ 44 .6 billion. The Index is capitalization-weighted, meaning that companies with larger market capitalizations will contribute more to the Index’s value than companies with smaller market capitalizations. The Index is reviewed quarterly, in February, May, August and November by MSCI.  During the May and November semi-annual Index reviews, the Index is rebalanced.  The Portfolio mirrors the Index’s rebalancing process.  The Portfolio is not sponsored, endorsed, sold or promoted by MSCI INC.

The Portfolio will invest primarily in common stocks of the companies that compose the Index.  The Portfolio intends to concentrate its investments only to the extent that the Index does. While not required, the Portfolio generally will sell securities that the Index manager removes from the Index. Although the Adviser will attempt to invest as much of the Portfolio’s assets as is practical in stocks included among the Index and futures contracts and options relating thereto under normal market conditions, a portion of the Portfolio may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets. The Portfolio may also invest in EAFE iShares® or other investment companies , including other exchange-traded funds, that provide the same exposure to the Index. EAFE iShares® are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that compose the Index. Derivatives such as options and futures, and options on such futures, that provide exposure to the stocks in the Index may also be held by the Portfolio incidental to its main investment strategy. The Portfolio may also sell covered calls on futures contracts or individual securities held in the Portfolio. The investments described in this paragraph are considered to have economic characteristics that are the same as those in the Index. The Portfolio may also add new investments in the future that it believes provide effective economic exposure to the Index.

With respect to larger market capitalization companies included in the Index, the Portfolio uses a replication index method, investing in the common stock of such companies in approximately the same proportion as represented in the Index itself.  With respect to smaller market capitalization stocks in the Index, the Portfolio currently expects to select a sampling of stocks that match the industry and risk characteristics of such smaller capitalization companies without buying all of those stocks. This approach attempts to maximize liquidity while minimizing costs. At such time as the Adviser believes the Portfolio has achieved sufficient size, the Adviser may attempt to fully replicate the Index. Full replication would be achieved when the Portfolio holds all of the securities in the Index in, as nearly as practicable, identical weightings as the Index.

The Portfolio may invest in American Depositary Receipts (“ADRs”) which may be sponsored or unsponsored.

Principal Risks

Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result.

Stock Market Risk. The market prices of stocks held by the Portfolio may fall.

Index Tracking Risk. An index fund has operating expenses; a market index does not. The Portfolio, while expected to track its target index as closely as possible, will not be able to match the performance of the Index exactly.

Passive Investment Risk. The Portfolio is managed with a passive investment strategy, attempting to track the performance of the Index.  As a result, the Portfolio expects to hold components of the Index regardless of their current or projected performance.  Maintaining investments regardless of market conditions or the performance of individual investments could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy.

Index Sampling Risk.   The Portfolio may not fully replicate the Index and may hold securities not included in the Index.  As a result, the Portfolio may not track the return of the Index as well as it would if the Portfolio only invested in all of the securities in the Index.

Concentration Risk. A downturn in the sectors or industries represented in the Index would impact the Portfolio more than a portfolio that does not concentrate in these sectors or industries. By focusing on specific sectors or industries, the Portfolio may be more volatile than a typical mutual fund.

Sector Risk. To the extent that the Portfolio has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Portfolio may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Common Stock Risk.  Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include American Depositary Receipts (“ ADRs ”). Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.  While the Portfolio fair values its securities, the Index does not.

Foreign Currency Hedge and Derivatives Risk. Transactions in foreign currency and foreign currency derivatives in connection with the purchase and sale of investments in foreign markets may result in foreign currency exposure and the potential for losses due to fluctuations in currency exchange rates without regard to the quality or performance of the investment itself.  The use of foreign currency and foreign currency derivatives may also prevent the Portfolio from realizing profits on favorable movements in exchange rates. In addition, the value of a foreign currency derivative may not correlate to the value of the underlying foreign currency to the extent expected. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Portfolio’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of and reduce the Portfolio’s returns or result in a loss that exceeds the value of the assets allocated to establish and maintain a position in the derivative instrument.

Futures and Options Risk. Using futures and options may increase the Portfolio’s volatility and may involve a small cash investment relative to the magnitude of risk assumed. If changes in a derivative’s value do not correspond to changes in the value of the Portfolio’s other investments, the Portfolio may not fully benefit from or could lose money on the derivative position. Derivatives can involve risk of loss if the party who issued the derivative defaults on its obligation. Derivatives may also be less liquid and more difficult to value.

Investments in Other Investment Companies. The risks of investing in other investment companies typically reflect the risks of the types of securities in which those investment companies invest. When the Portfolio invests in another investment company, shareholders of the Portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Portfolio’s fees and expenses.

General Portfolio Investing Risks. The Portfolio is not a complete investment program and there is no guarantee that the Portfolio will achieve its investment objective. It is possible to lose money by investing in the Portfolio. The Portfolio is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Portfolio should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Portfolio is not a deposit in a bank and is not insured.

Performance

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with a broad-based securities market index.  The returns in the bar chart are for Class I shares.   The Portfolio’s past performance ( before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future .  The Portfolio’s performance reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.

Effective December 31, 2016, Calvert Research and Management (“CRM”) is the investment adviser to the Portfolio and performance reflected prior to such date is that of the Portfolio’s former investment adviser, Calvert Investment Management, Inc.   The returns shown do not reflect fees and charges imposed under the Policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

Average Annual Total Returns as of December 31, 2016
Average Annual Total Returns - Calvert VP EAFE International Index Portfolio	Label	One Year	Five Years	Ten Years	Inception Date
Class I	Class I	0.46%	5.54%	(0.16%)
Class F	Class F	0.24%	5.31%	(0.38%)	Dec. 17, 2007
MSCI EAFE Index	MSCI EAFE Index	1.00%	6.53%	0.75%

Performance results for Class F shares prior to December 17, 2007 (the Class F shares’ inception date) reflect the performance of Class I shares.  Actual Class F share performance would have been lower than Class I share performance because Class F has higher class-specific expenses than Class I.  Investors cannot invest directly in an Index. (Source for the MSCI EAFE Index: MSCI).  MSCI data may not be reproduced or used for any other purpose.  MSCI provides no warranties, has not approved this data and has no liability hereunder.